Joint arrangements and associates - Narrative (Details) - USD ($) $ in Millions	Dec. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Equity accounted investments		$ 8,504	$ 2,471	$ 2,508
Non-current assets		92,787	77,946	$ 81,525
Equinor And Shell Joint Venture
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture	50.00%
Adura
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture	50.00%
Investments in joint ventures accounted for using equity method	$ 5,574	5,574	$ 0
Non-current assets	3,728
Fair value of tax loss carried forward	1,515
Synergie efficiencies	$ 331
Top of range | Several investments
Disclosure of information about consolidated structured entities [line items]
Equity accounted investments		$ 900